Document And Entity Information	Aug. 08, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2019
Entity Registrant Name	AIMMUNE THERAPEUTICS, INC.
Entity Central Index Key	0001631650
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AIMT
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37519
Entity Tax Identification Number	45-2748244
Entity Address, Address Line One	8000 Marina Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	650
Local Phone Number	614-5220
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false